UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hays Advisory, LLC
Address: 301 Seven Springs Way, Suite 150
         Brentwood, TN  37027

13F File Number:  028-10649

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Wendy Vasquez
Title:     Chief Compliance Officer
Phone:     615-467-6070

Signature, Place, and Date of Signing:

      /s/  Wendy Vasquez     Brentwood, TN     January 18, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    48

Form 13F Information Table Value Total:    $942,296 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE PLC IRELAND          SHS CLASS A      G1151C101    19163   461765 SH       SOLE                   461765        0        0
ADOBE SYS INC                  COM              00724F101    25375   689902 SH       SOLE                   689902        0        0
ALCON INC                      COM SHS          H01301102    46595   283512 SH       SOLE                   283512        0        0
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105    27945   594835 SH       SOLE                   594835        0        0
CAMERON INTERNATIONAL CORP     COM              13342B105    33055   790795 SH       SOLE                   790795        0        0
CISCO SYS INC                  COM              17275R102    34098  1424298 SH       SOLE                  1424298        0        0
CLAYMORE EXCHANGE TRADED FD    BNY BRI&C PTF    18383M100      367     8639 SH       SOLE                     8639        0        0
COCA COLA CO                   COM              191216100    28643   502513 SH       SOLE                   502513        0        0
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102    28022   618176 SH       SOLE                   618176        0        0
CUMMINS INC                    COM              231021106    21319   464880 SH       SOLE                   464880        0        0
DANAHER CORP DEL               COM              235851102    33194   441409 SH       SOLE                   441409        0        0
DENTSPLY INTL INC NEW          COM              249030107    18060   513512 SH       SOLE                   513512        0        0
DICKS SPORTING GOODS INC       COM              253393102    27409  1102080 SH       SOLE                  1102080        0        0
DIRECTV                        COM CL A         25490A101    20156   604377 SH       SOLE                   604377        0        0
DISNEY WALT CO                 COM DISNEY       254687106    24484   759194 SH       SOLE                   759194        0        0
DRESSER-RAND GROUP INC         COM              261608103    18006   569629 SH       SOLE                   569629        0        0
EMCOR GROUP INC                COM              29084Q100    18673   694162 SH       SOLE                   694162        0        0
FACTSET RESH SYS INC           COM              303075105    19151   290734 SH       SOLE                   290734        0        0
FIRST TR ISE CHINDIA INDEX F   COM              33733A102      604    28294 SH       SOLE                    28294        0        0
FLOWSERVE CORP                 COM              34354P105    27242   288181 SH       SOLE                   288181        0        0
FRANKLIN RES INC               COM              354613101    26805   254436 SH       SOLE                   254436        0        0
ISHARES INC                    MSCI MALAYSIA    464286830      539    50731 SH       SOLE                    50731        0        0
ISHARES INC                    MSCI S KOREA     464286772      621    13032 SH       SOLE                    13032        0        0
ISHARES TR                     DJ PHARMA INDX   464288836      438     7598 SH       SOLE                     7598        0        0
ISHARES TR                     MSCI ACWI EX     464288240     1296    31676 SH       SOLE                    31676        0        0
ISHARES TR INDEX               MSCI EMERG MKT   464287234      713    17179 SH       SOLE                    17179        0        0
ITT CORP NEW                   COM              450911102    27332   549489 SH       SOLE                   549489        0        0
JEFFERIES GROUP INC NEW        COM              472319102    24277  1023034 SH       SOLE                  1023034        0        0
JOY GLOBAL INC                 COM              481165108    25930   502810 SH       SOLE                   502810        0        0
MCKESSON CORP                  COM              58155Q103    21614   345825 SH       SOLE                   345825        0        0
MICROSOFT CORP                 COM              594918104    34385  1128116 SH       SOLE                  1128116        0        0
MIDCAP SPDR TR                 UNIT SER 1       595635103    48055   364773 SH       SOLE                   364773        0        0
NIKE INC                       CL B             654106103    24571   371892 SH       SOLE                   371892        0        0
ORACLE CORP                    COM              68389X105    31042  1265458 SH       SOLE                  1265458        0        0
QLOGIC CORP                    COM              747277101    23777  1260054 SH       SOLE                  1260054        0        0
QUEST DIAGNOSTICS INC          COM              74834L100    19287   319435 SH       SOLE                   319435        0        0
SCHEIN HENRY INC               COM              806407102    17219   327359 SH       SOLE                   327359        0        0
SEI INVESTMENTS CO             COM              784117103    15828   903429 SH       SOLE                   903429        0        0
SOUTHERN COPPER CORP           COM              84265V105    28365   861887 SH       SOLE                   861887        0        0
SPDR INDEX SHS FDS             EUROPE ETF       78463X608      379     8745 SH       SOLE                     8745        0        0
SPDR INDEX SHS FDS             LATIN AMER ETF   78463X707     1340    16731 SH       SOLE                    16731        0        0
SPDR INDEX SHS FDS             S&P BRIC 40ETF   78463X798      663    26465 SH       SOLE                    26465        0        0
SPDR INDEX SHS FDS             S&P CHINA ETF    78463X400     1149    15998 SH       SOLE                    15998        0        0
SPDR TR                        UNIT SER 1       78462F103    48117   431773 SH       SOLE                   431773        0        0
THERMO FISHER SCIENTIFIC INC   COM              883556102    17834   373964 SH       SOLE                   373964        0        0
VANGUARD INDEX FDS             MCAP GR IDXVIP   922908538      756    15601 SH       SOLE                    15601        0        0
VANGUARD WORLD FDS             INF TECH ETF     92204A702      504     9190 SH       SOLE                     9190        0        0
WORLD FUEL SVCS CORP           COM              981475106    27899  1041382 SH       SOLE                  1041382        0        0